united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 1178

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/17

Item 1. Reports to Stockholders.

Longboard Managed Futures Strategy Fund

Class A Shares (Symbol: WAVEX)
Class I Shares (Symbol: WAVIX)

Longboard Alternative Growth Fund

Class A Shares (Symbol: LONAX)
Class I Shares (Symbol: LONGX)

Semi-Annual Report

November 30, 2017

Distributed by Northern Lights Distributors, LLC
Member FINRA

Longboard Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2017

The Fund’s performance figures* for the periods ended November 30, 2017, as compared to its benchmark:

					Annualized	Annualized
			Annualized	Annualized	Since Inception** -	Since Inception*** -
	Six Months	One Year	Three Year	Five Year	November 30, 2017	November 30, 2017
Longboard Managed Futures Strategy Fund - Class A	4.79%	7.83%	4.22%	N/A	N/A	4.64%
Longboard Managed Futures Strategy Fund - Class A with load	(1.24)%	1.64%	2.19%	N/A	N/A	3.33%
Longboard Managed Futures Strategy Fund - Class I	4.92%	8.13%	4.48%	5.65%	4.84%	N/A
SG Trend Index	3.32%	1.40%	(1.07)%	3.32%	1.25%	2.62%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annualized operating expenses are 3.12% for Class A and 2.87% for Class I shares per the October 1, 2017, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-294-7540.

**	Inception date for Class I is June 27, 2012.

***	Inception date for Class A is March 22, 2013.

The SG Trend Index is designed to track the 10 largest (by AUM) trend following CTAs and is equal-weighted and reconstituted annually. The index calculates the net daily rate of return for a pool of trend following based hedge fund managers.

The Fund’s Top Asset Classes are as follows:

Holdings by Asset Class +	% Net Assets
U.S Treasury	43.6%
Other, Cash & Cash Equivalents	56.4%
100.0%

+	Does not include derivative investments.

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Portfolio’s holdings.

Longboard Alternative Growth Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2017

The Fund’s performance figures* for the periods ended November 30, 2017, as compared to its benchmark:

			Annualized	Annualized
			Since Inception** -	Since Inception*** -
	Six Months	One Year	November 30, 2017	November 30, 2017
Longboard Alternative Growth Fund - Class A	14.84%	31.85%	N/A	12.35%
Longboard Alternative Growth Fund - Class A with load	8.20%	24.28%	N/A	9.03%
Longboard Alternative Growth Fund - Class I	14.86%	32.11%	9.79%	N/A
S&P 500 Index	10.89%	22.87%	11.49%	16.33%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAVs. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annualized operating expenses are 2.24% for Class A and 1.99% for Class I shares per the October 1, 2017, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-294-7540.

**	Inception date for Class I is March 20, 2015.

***	Inception date for Class A is December 9, 2015.

S&P 500 Index - The S&P 500 Index (S&P 500) is a domestic equity index consisting of 500 stocks representing approximately 75% of the total U.S. equity market focusing on the large-cap sector of the U.S. equities market. The index includes the 500 leading companies in leading industries of the U.S. economy. The index returns are unmanaged and do not reflect the deduction of any fees or expenses.

The Fund’s Top Asset Classes are as follows:

Holdings by Asset Class +	% Net Assets
Other, Cash & Cash Equivalents	100.0%
100.0%

+	Does not include derivative investments.

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Portfolio’s holdings.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2017

Principal ($)		Fair Value
	SHORT-TERM INVESTMENTS - 43.6%
	U.S. TREASURY - 43.6%
150,000,000	United States Treasury Bill due 02/1/2018, 0.000% ^	$149,706,792
50,000,000	United States Treasury Bill due 02/15/2018, 0.000% ^	49,870,694
	TOTAL SHORT-TERM INVESTMENTS (Cost $199,577,486)	199,577,486

	TOTAL INVESTMENTS - 43.6% (Cost $199,577,486) (a)	$199,577,486
	OTHER ASSETS LESS LIABILITIES - 56.4% (b)	258,069,688
	NET ASSETS - 100.0%	$457,647,174

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$—

(b)	Includes unrealized gain/loss on derivative contracts.

^	Zero Coupon Bond.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
November 30, 2017

				Unrealized
Open Long Future			Underlying Face	Appreciation/
Contracts	Description	Expiration	Amount at Value	(Depreciation)
2,379	3 Mo Euro (Euribor)	Jun-18	$596,563,988	$(825)
140	AEX Index (Amsterdam)	Dec-17	15,122,800	122,757
313	Brent Crude Palm Oil +	Feb-18	19,603,190	(141,590)
235	CAC 40 10 Euro Future	Dec-17	12,613,625	268,369
185	Cattle Feeder Future +	Jan-18	14,261,188	160,188
256	Copper Future +	Mar-18	19,609,600	(92,800)
42	Dax Index	Dec-17	13,705,125	639,687
221	DJIA Mini E-CBOT	Dec-17	26,822,770	2,413,320
348	Emin Russel 2000	Dec-17	26,889,960	1,288,330
498	Euro STOXX 50	Dec-17	17,793,540	388,468
1,154	Euro BOBL Future	Dec-17	151,762,540	(473,383)
588	Euro Bund Future	Dec-17	95,679,360	(236,108)
300	Euro BTP Future	Dec-17	42,261,000	606,126
2,404	Euro Schatz	Dec-17	269,704,760	(75,107)
260	FTSE 100 Index	Dec-17	19,055,400	(42,397)
614	FTSE China A50	Dec-17	8,041,865	(501,945)
117	FTSE/MIB Index Future	Dec-17	13,090,545	141,654
197	Gasoline RBOB +	Jan-18	14,314,020	(599,693)
75	Hang Seng Index Future	Dec-17	109,946,250	(375,132)
156	H-Shares Index Futures	Dec-17	89,863,800	(401,718)
1,189	ICE ECX Carbon Emission +	Dec-18	8,988,840	(127,593)
262	Live Cattle Future +	Feb-18	13,097,380	(323,380)
293	LME Lead Future +	Mar-18	18,085,425	(76,912)
186	LME Nickel Future +	Mar-18	12,417,732	(222,642)
338	LME Pri Aluminum Future +	Mar-18	17,352,075	(69,712)
183	LME Zinc Future +	Mar-18	14,435,269	(37,744)
210	Low SU Gasoline +	Jan-18	11,718,000	(26,250)
19	Lumber Future +	Jan-18	893,893	(15,950)
235	MSCI EAFE Index Mini	Dec-17	23,725,600	571,280
244	MSCI Emerging Markets Index Mini	Dec-17	13,664,000	223,480
582	MSCI Singapore IX ETF Index	Dec-17	22,593,240	56,278
600	MSCI Taiwan Index	Dec-17	23,526,000	(924,000)
195	Nasdaq 100 E-Mini	Dec-17	24,839,100	1,422,720
912	Nikkei 225 Mini	Dec-17	2,075,712,000	2,884,067
166	NY Harbor Future +	Jan-18	13,230,067	(356,979)
28	Oat Future +	Mar-18	368,550	(14,950)
936	OMXS30 Index	Dec-17	150,696,000	(106,455)
104	Palladium Future +	Mar-18	10,436,920	67,660
270	Red Wheat Future +	Dec-17	8,393,625	(254,725)
147	S&P Midcap 400 Emini	Dec-17	27,930,000	2,195,445
352	S&P/TSX 60 IX Future	Dec-17	66,964,480	1,650,379
140	S&P 500 E-Mini Future	Dec-17	18,535,300	1,076,250
1,451	SGX Nifty 50 Index	Dec-17	29,826,756	(499,713)
318	SPI 200 Index Future	Dec-17	47,588,700	1,957,637
49	TOCOM Gasoline +	Apr-18	141,634,500	109,178
350	TOCOM Gold +	Aug-18	1,616,300,000	(242,373)
34	TOCOM Kerosene +	May-18	96,849,000	(786)

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
November 30, 2017

				Unrealized
Open Long Future			Underlying Face	Appreciation/
Contracts	Description	Expiration	Amount at Value	(Depreciation)
110	TOPIX Index Future	Dec-17	$1,976,700,000	$2,030,140
341	WTI Crude Future +	Jan-18	19,573,400	(456,940)
325	WTI Crude Future +	Jan-18	18,655,000	(434,220)
	Net Unrealized Appreciation from Open Long Futures Contracts			$13,141,391

+	All of this investment is a holding of the Longboard Fund Limited.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
November 30, 2017

				Unrealized
Open Short Future			Underlying Face Amount	Appreciation/
Contracts	Description	Expiration	at Value	(Depreciation)
(2,388)	90 Day Sterling Future	Dec-18	$(295,813,500)	$168,361
(1,898)	Bank Accept	Mar-18	(467,097,800)	(1,046,950)
(600)	CAN 10yr Bond Future	Mar-18	(82,020,000)	30,937
(226)	CBOE VIX Future +	Dec-17	(2,638,550)	124,820
(732)	Cocoa Future - ICE +	Mar-18	(10,943,400)	1,142,265
(443)	Coffee Robusta +	Jan-18	(7,646,180)	570,340
(368)	Coffee ‘C’ Future +	Mar-18	(17,733,000)	351,900
(1,430)	Corn Future +	Mar-18	(25,436,125)	(339,625)
(725)	Euro CHF 3MO - ICE	Sep-18	(182,410,000)	(35,356)
(772)	KC HRW Wheat Future +	Mar-18	(16,655,900)	443,912
(1,702)	Mill Wheat Euro +	Mar-18	(13,828,750)	14,012
(431)	Natural Gas Future +	Jan-18	(13,037,750)	1,150,060
(2,424)	US 2 Year Note	Mar-18	(519,051,120)	530,250
(1,025)	Wheat Future (CBT) +	Mar-18	(22,191,250)	507,950
(383)	White Sugar (ICE) +	Mar-18	(7,476,160)	(100,085)
(382)	World Sugar #11 +	Mar-18	(6,451,827)	(192,528)
	Net Unrealized Appreciation from Open Short Futures Contracts			$3,320,263

	Net Unrealized Appreciation from Open Futures Contracts			$16,461,654

+	All of this investment is a holding of the Longboard Fund Limited.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
November 30, 2017

As of November 30, 2017, Longboard Managed Futures Strategy Fund had the following open forward currency contracts:

							Unrealized
	Currency Units to						Appreciation/
Settlement Date	Receive/Deliver		In Exchange For		U.S. $ Value	Counterparty	(Depreciation)
To Buy:
12/20/2017	35,200,000	AUD	3,109,356,800	JPY	$27,821,200	Jefferies Financial Services, Inc.	$315,430
12/20/2017	51,000,000	AUD	40,828,203	USD	38,712,689	Jefferies Financial Services, Inc.	(2,115,514)
12/20/2017	42,600,000	CAD	3,866,631,600	JPY	34,596,972	Jefferies Financial Services, Inc.	407,836
12/20/2017	60,100,000	CAD	49,410,933	USD	46,668,016	Jefferies Financial Services, Inc.	(2,742,917)
12/20/2017	54,750,000	CHF	6,339,612,000	JPY	56,724,148	Jefferies Financial Services, Inc.	644,608
12/20/2017	612,179,940	CZK	28,300,000	USD	28,677,815	Jefferies Financial Services, Inc.	377,815
12/20/2017	33,000,000	EUR	29,132,730	GBP	457,647,174	Jefferies Financial Services, Inc.	209,993
12/20/2017	21,625,000	EUR	2,869,378,000	JPY	25,673,972	Jefferies Financial Services, Inc.	329,295
12/20/2017	46,375,000	EUR	55,746,460	USD	55,378,498	Jefferies Financial Services, Inc.	(367,962)
12/20/2017	17,250,000	GBP	2,619,567,750	JPY	23,438,776	Jefferies Financial Services, Inc.	(39,263)
12/20/2017	6,217,519,500	JPY	54,750,000	CHF	55,864,411	Jefferies Financial Services, Inc.	(389,912)
12/20/2017	654,500,000	MXN	36,523,437	USD	35,049,213	Jefferies Financial Services, Inc.	(1,474,224)
12/20/2017	333,286,310	NOK	42,700,000	USD	40,236,594	Jefferies Financial Services, Inc.	(2,463,406)
12/20/2017	78,800,000	NZD	57,268,688	USD	54,060,923	Jefferies Financial Services, Inc.	(3,207,765)
12/20/2017	86,500,000	PLN	24,246,332	USD	24,561,119	Jefferies Financial Services, Inc.	314,787
12/20/2017	1,397,500,000	RUB	23,851,053	USD	23,829,625	Jefferies Financial Services, Inc.	(21,428)
12/20/2017	700,000,000	RUB	12,024,971	USD	11,936,127	Jefferies Financial Services, Inc.	(88,844)
12/20/2017	181,766,010	SEK	23,000,000	USD	21,851,266	Jefferies Financial Services, Inc.	(1,148,734)
12/20/2017	11,857,453	USD	700,000,000	RUB	11,936,127	Jefferies Financial Services, Inc.	(78,674)
12/20/2017	55,634,376	USD	78,800,000	NZD	54,060,923	Jefferies Financial Services, Inc.	1,573,453
12/20/2017	19,800,000	USD	285,092,280	ZAR	20,827,408	Jefferies Financial Services, Inc.	(1,027,408)
12/20/2017	38,491,740	USD	51,000,000	AUD	38,712,689	Jefferies Financial Services, Inc.	(220,949)
12/20/2017	44,323,500	USD	65,000,000	NZD	44,593,401	Jefferies Financial Services, Inc.	(269,901)
12/20/2017	42,700,000	USD	(352,979,123)	NOK	42,614,045	Jefferies Financial Services, Inc.	85,955
12/20/2017	264,640,860	ZAR	19,800,000	USD	19,333,330	Jefferies Financial Services, Inc.	(466,670)

To Sell:
12/20/2017	3,109,356,800	JPY	35,200,000	AUD	26,719,346	Jefferies Financial Services, Inc.	(1,417,284)
12/20/2017	3,866,631,600	JPY	42,600,000	CAD	33,079,159	Jefferies Financial Services, Inc.	(1,925,649)
12/20/2017	6,339,612,000	JPY	54,750,000	CHF	55,864,411	Jefferies Financial Services, Inc.	(1,504,344)
12/20/2017	29,132,730	GBP	33,000,000	EUR	39,406,802	Jefferies Financial Services, Inc.	(274,484)
12/20/2017	2,869,378,000	JPY	21,625,000	EUR	25,823,397	Jefferies Financial Services, Inc.	(179,871)
12/20/2017	2,619,567,750	JPY	17,250,000	GBP	23,371,645	Jefferies Financial Services, Inc.	(27,869)
12/20/2017	54,750,000	CHF	6,217,519,500	JPY	55,631,716	Jefferies Financial Services, Inc.	157,216
	Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						$(17,036,684)

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2017

TOTAL INVESTMENT - 0.0% (Cost $0) (a)	$—
OTHER ASSETS LESS LIABILITIES - 100.0% (b)	13,877,488
NET ASSETS - 100.0%	$13,877,488

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$—

(b)	Includes unrealized appreciation on swap contract.

SWAP CONTRACTS	Unrealized Gain / (Loss)
The Scotiabank total return basket swap provides exposure to the daily total returns of a basket of equity securities. This basket is managed on a daily basis, by the advisor, according to the investment rules corresponding to the Longboard alternative growth program. According to the terms of the swap, Longboard can modify, at a daily frequency (T+1 basis), the notional value, as well purchase or liquidate the constituent individual securities and futures contracts. The swap pays a finanancing fee of 1 Month LIBOR plus 40bps. The swap became effective on March 20, 2015 and is reset on a monthly basis. (Notional Value $42,125,272)

Total Net Unrealized Appreciation on Swap Contract:	$256,583

Additional Information — Total Return Basket Swaps

The following table represents the top 50 individual positions and related values within the total return basket swap as of November 30, 2017.

REFERENCE

			Net Unrealized Appreciation
ENTITY	Shares	Notional (a)	(Depreciation)
Common Stock
Aerospace/Defense
Kaman Corporation - Class A	1,100	$65,626	$385
Northrop Grumman Corp.	251	77,157	(126)
Teledyne Technologies, Inc.	400	74,496	376
			635
Banks
Union Bankshares Corp.	1935	72,930	3,665

Beverages
Constellation Brands, Inc.	300	65,277	(729)

Chemicals
Air Products & Chemicals, Inc.	400	65,216	(80)
Ecolab, Inc.	500	67,960	835
			755
Commercial Services
Moody’s Corp.	500	75,910	470
S&P Global, Inc.	400	66,192	(140)
			330
Computers
Accenture PLC	500	74,005	(15)
Amdocs Ltd.	1,000	65,290	50
Apple, Inc.	400	68,740	(488)
Cadence Design Systems, Inc.	1,500	65,865	(1,920)
Leidos Holdings, Inc.	1,100	69,927	858

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2017

			Net Unrealized Appreciation
ENTITY	Shares	Notional (a)	(Depreciation)

Computers (continued)
Synopsys, Inc.	800	$72,304	$464
			(1,051)
Diversified Financial Services
BGC Partners, Inc.	4,000	65,320	360
BlackRock, Inc.	150	75,179	1,220
The NASDAQ OMX Group, Inc.	900	71,244	738
			2,318
Electric
Alliant Energy Corp.	1,600	72,176	528
CMS Energy Corp.	1,400	69,860	280
Consolidated Edison, Inc.	800	71,232	848
Dominion Resources, Inc.	800	67,304	152
El Paso Electric Co.	1,200	73,080	360
			2,168
Electrical Components & Equipment
AMETEK, Inc.	900	65,421	621

Entertainment
Vail Resorts, Inc.	300	67,548	(264)

Gas
Atmos Energy Corp.	800	73,832	1,616

Healthcare-Products
Becton Dickinson and Co.	300	68,463	318
Intuitive Surgical, Inc.	186	74,359	(456)
			(138)
Healthcare-Services
UnitedHealth Group, Inc.	300	68,451	3,609

Insurance
National Western Life Insurance Co.	200	70,698	(218)
The Hartford Financial Services Group, Inc.	1,200	68,928	900
The Progressive Corp.	1,300	69,134	520
Unum Group	1,200	67,944	1,668
			2,870
Lodging
Hyatt Hotels Corp.	900	65,124	981

Machinery-Diversified
BWX Technologies, Inc.	1,100	68,695	1,232
Graco, Inc.	500	65,795	(125)
IDEX Corp.	500	67,785	1,485
XYLEM, Inc.	1,000	69,340	820
			3,412
Miscellaneous Manufacturer
3M Co.	300	72,942	2,253

Packaging & Containers
Crown Holdings Inc	1,100	65,703	616

Pharmaceuticals
Johnson & Johnson	500	69,665	(345)
Zoetis, Inc.	1,000	72,290	900
			555

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2017

			Net Unrealized Appreciation
ENTITY	Shares	Notional (a)	(Depreciation)
Real Estate Investment Trusts (REITS)
Liberty Property Trust	1,500	$67,320	$195

Retail
Yum! Brands, Inc.	800	66,776	1,952

Semiconductors
Maxim Integrated Products, Inc.	1,300	68,029	(1,989)

Software
Microsoft Corp.	800	67,336	(568)

Telecommunications
Harris Corp.	500	72,250	150
Motorola Solutions, Inc.	700	65,877	(294)
			(144)
Textiles
UniFirst Corp.	400	65,400	820

Transportation
FedEx Corp.	300	69,438	3,885
Total Common Stock			28,373

Net Cash, Investments and Other Receivables/(Payables) (b)			228,210

Swaps, at Value			$256,583

(a)	Notional value represents the market value (including any fees or commissions) of the positions when they are established.

(b)	Cash, Investments and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
November 30, 2017

				Unrealized
Open Short			Underlying Face Amount	Appreciation/
Future Contracts	Description	Expiration	at Value	(Depreciation) +
(36)	S&P 500 E-mini Future	Dec-17	$(4,766,220)	$(263,520)
(24)	S&P MID 400 E-mini	Dec-17	(4,560,000)	(346,450)
(246)	Russell 2000 Mini	Dec-17	(19,008,420)	(1,097,255)
	Net Unrealized Depreciation from Open Short Futures Contracts			$(1,707,225)

+	The amount represents fair value derivative instruments subject to index risk exposure as of November 30, 2017.

See accompanying notes to consolidated financial statements.

The Longboard Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2017

	Longboard Managed	Longboard
	Futures Strategy	Alternative Growth
	Fund *	Fund
ASSETS
Investment in securities at cost	$199,577,486	$—
Investment in securities at fair value	$199,577,486	$—
Cash	139,956,745	4,194,676
Cash Deposits with Broker	122,642,137	11,153,833
Unrealized appreciation from open futures contracts	25,308,220	—
Unrealized appreciation on forward currency exchange contracts	4,416,388	—
Receivable for Fund shares sold	487,502	2,858
Net unrealized depreciation on swap contracts	—	256,583
Prepaid expenses & other assets	1,907	733
TOTAL ASSETS	492,390,385	15,608,683

LIABILITIES

Unrealized depreciation on forward currency exchange contracts	21,453,072	—
Unrealized depreciation on open futures contracts	8,846,566	1,707,225
Investment advisory fees payable	1,093,146	23,501
Payable for Fund shares redeemed	3,336,046	330
Distribution (12b-1) fees payable	14,381	139
	34,743,211	1,731,195
NET ASSETS	$457,647,174	$13,877,488

Net Assets Consist Of:
Paid in capital	479,758,016	13,431,023
Accumulated net investment income (loss)	(10,307,718)	5,589,037
Accumulated net realized loss from security transactions, futures contracts, foreign currency exchange contracts and swap contracts	(11,527,328)	(3,691,930)
Net unrealized depreciation of investments, futures contracts, and foreign currency exchange contracts and swap contracts	(275,796)	(1,450,642)
NET ASSETS	$457,647,174	$13,877,488

Net Asset Value Per Share:
Class A Shares:
Net Assets	$68,868,331	$708,833
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,176,041	68,912
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.15	$10.29
Maximum offering price per share (maximum sales charge of 5.75%)	$11.83	$10.92

Class I Shares:
Net Assets	$388,778,843	$13,168,655
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	34,404,754	1,280,896
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.30	$10.28

*	Consolidated for Longboard Managed Futures Strategy Fund.

See accompanying notes to consolidated financial statements.

The Longboard Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2017

	Longboard Managed	Longboard
	Futures Strategy	Alternative Growth
	Fund *	Fund
INVESTMENT INCOME
Interest	$290,720	$—
TOTAL INVESTMENT INCOME	290,720	—

EXPENSES
Investment advisory fees	6,564,985	174,591
Distribution (12b-1) fees: Class A	88,628	735
TOTAL EXPENSES	6,653,613	175,326

NET INVESTMENT LOSS	(6,362,893)	(175,326)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Future contracts	26,076,323	(1,359,597)
Foreign currency exchange contracts	(2,604,562)	—
Swap Contracts	—	4,715,463
	23,471,761	3,355,866
Net change in unrealized appreciation (depreciation) on:
Future contracts	4,994,665	(1,606,237)
Foreign currency exchange contracts	348,307	—
Translation of foreign currencies	(885,322)	—
Swap Contracts	—	290,668
	4,457,650	(1,315,569)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	27,929,411	2,040,297

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,566,518	$1,864,971

*	Consolidated for Longboard Managed Futures Strategy Fund.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	November 30, 2017	Year Ended
	(Unaudited)	May 31, 2017
FROM OPERATIONS
Net investment loss	$(6,362,893)	$(15,020,702)
Net realized gain from investments, futures contracts, and foreign currency exchange contracts	23,471,761	45,761,339
Net change in unrealized appreciation of investments, futures contracts, foreign currency exchange contracts and translation of assets and liabilities in foreign currencies	4,457,650	4,917,802
Net increase in net assets resulting from operations	21,566,518	35,658,439

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	5,368,014	26,430,795
Class I	55,125,480	157,797,991
Payments for shares redeemed
Class A	(12,453,542)	(42,353,679)
Class I	(89,446,934)	(243,876,188)
Net decrease in net assets from shares of beneficial interest	(41,406,982)	(102,001,081)

TOTAL DECREASE IN NET ASSETS	(19,840,464)	(66,342,642)

NET ASSETS
Beginning of Period	477,487,638	543,830,280
End of Period *	$457,647,174	$477,487,638

*Includes accumulated net investment loss:	$(10,307,718)	$(3,944,825)

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	November 30, 2017	Year Ended
	(Unaudited)	May 31, 2017
SHARE ACTIVITY
CLASS A:
Shares Sold	493,849	2,523,997
Shares Redeemed	(1,147,254)	(4,042,563)
Net decrease in shares of beneficial interest outstanding	(653,405)	(1,518,566)

SHARE ACTIVITY
CLASS I:
Shares Sold	5,002,509	14,714,536
Shares Redeemed	(8,194,081)	(22,989,215)
Net decrease in shares of beneficial interest outstanding	(3,191,572)	(8,274,679)

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	November 30, 2017	Year Ended
	(Unaudited)	May 31, 2017
FROM OPERATIONS
Net investment loss	$(175,326)	$(447,998)
Net realized gain from swap contracts and future contracts	3,355,866	1,246,479
Net change in unrealized appreciation (depreciation) of swap and futures contracts	(1,315,569)	1,657,145
Net increase in net assets resulting from operations	1,864,971	2,455,626

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(130,680)
Class I	—	(2,346,995)
Net decrease in net assets from distributions to shareholders	—	(2,477,675)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	144,678	96,618
Class I	763,900	3,479,808
Net asset value of shares issued in reinvestment of distributions
Class A	—	130,680
Class I	—	1,944,538
Payments for shares redeemed:
Class A	(121,068)	(214,863)
Class I	(1,524,766)	(10,077,520)

Net decrease in net assets from shares of beneficial interest	(737,256)	(4,640,739)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,127,715	(4,662,788)

NET ASSETS
Beginning of Period	12,749,773	17,412,561
End of Period *	$13,877,488	$12,749,773

*Includes accumulated net investment income:	$5,589,037	$5,764,363

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	November 30, 2017	Year Ended
	(Unaudited)	May 31, 2017
SHARE ACTIVITY
CLASS A:
Shares sold	14,839	10,891
Shares reinvested	—	16,584
Shares redeemed	(13,046)	(25,553)
Net increase in shares of beneficial interest outstanding	1,793	1,922

SHARE ACTIVITY - CLASS I
CLASS I:
Shares sold	81,747	396,074
Shares reinvested	—	247,712
Shares redeemed	(158,366)	(1,070,838)
Net decrease in shares of beneficial interest outstanding	(76,619)	(427,052)

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the	For the	For the
	November 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
Class A	(Unaudited)		May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013 (1)
Net asset value, beginning of period	$10.64		$9.95	$12.90	$10.07	$10.00	$10.31
Activity from investment operations:
Net investment loss (2)	(0.16)		(0.33)	(0.36)	(0.36)	(0.31)	(0.06)
Net realized and unrealized gain (loss) on investments	0.67		1.02	(1.24)	3.35	0.43	(0.25)
Total from investment operations	0.51		0.69	(1.60)	2.99	0.12	(0.31)
Less distributions from:
Net investment income	—		—	(0.75)	—	—	—
Net realized gains	—		—	(0.60)	(0.16)	(0.05)	—
Total distributions	—		—	(1.35)	(0.16)	(0.05)	—
Paid in capital from redemption fees	—		—	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)
Net asset value, end of period	$11.15		$10.64	$9.95	$12.90	$10.07	$10.00
Total return (4)	4.79	% (6)	6.93%	(13.40)%	29.97%	1.24%	(3.01	)% (6)
Net assets, at end of period (000s)	$68,868		$72,657	$83,067	$24,497	$11,500	$75
Ratio of total expenses to average net assets	3.13	% (5)	3.12%	3.12%	3.24%	3.24%	3.24	% (5)
Ratio of net investment loss to average net assets	(3.13	)% (5)	(3.12)%	(3.12)%	(3.15)%	(3.14)%	(3.06	)% (5)
Portfolio turnover rate (7)	0	% (6)	0%	0%	0%	0%	0	% (6)

(1)	The Longboard Managed Futures Strategy Fund’s Class A shares commenced operations March 22, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amounts represents less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Not annualized.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover rate calculation.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the	For the	For the
	November 30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
Class I	(Unaudited)		May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013 (1)
Net asset value, beginning of period	$10.77		$10.04	$12.98	$10.11	$10.01	$10.00
Activity from investment operations:
Net investment loss (2)	(0.15)		(0.31)	(0.33)	(0.34)	(0.28)	(0.26)
Net realized and unrealized gain (loss) on investments	0.68		1.04	(1.25)	3.37	0.43	0.27
Total from investment operations	0.53		0.73	(1.58)	3.03	0.15	0.01
Less distributions from:
Net investment income	—		—	(0.76)	—	—	—
Net realized gains	—		—	(0.60)	(0.16)	(0.05)	—
Total distributions	—		—	(1.36)	(0.16)	(0.05)	—
Paid in capital from redemption fees	—		—	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)
Net asset value, end of period	$11.30		$10.77	$10.04	$12.98	$10.11	$10.01
Total return (4)	4.92	% (6)	7.27%	(13.18)%	30.25%	1.54%	0.10	% (6)
Net assets, at end of period (000s)	$388,779		$404,830	$460,764	$251,524	$79,750	$35,998
Ratio of total expenses to average net assets	2.88	% (5)	2.87%	2.87%	2.99%	2.99%	2.99	% (5)
Ratio of net investment loss to average net assets	(2.88	)% (5)	(2.87)%	(2.87)%	(2.90)%	(2.84)%	(2.82	)% (5)
Portfolio turnover rate (7)	0	% (6)	0%	0%	0%	0%	0	% (6)

(1)	The Longboard Managed Futures Strategy Fund’s Class I shares commenced operations June 27, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amounts represents less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Not annualized.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover rate calculation.

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the
	November 30, 2017		Year Ended	Period Ended
Class A	(Unaudited)		May 31, 2017	May 31, 2016 (1)
Net asset value, beginning of period	$8.96		$9.44	$10.15
Activity from investment operations:
Net investment loss (2)	(0.13)		(0.33)	(0.15)
Net realized and unrealized gain (loss) on investments	1.46		1.75	(0.56)
Total from investment operations	1.33		1.42	(0.71)
Less distributions from:
Net investment income	—		(1.90)	—
Total distributions	—		(1.90)	—
Net asset value, end of period	$10.29		$8.96	$9.44
Total return (3)	14.84	% (5)	17.22%	(7.00	)% (5)
Net assets, at end of period (000s)	$709		$602	$615
Ratio of total expenses to average net assets	2.89	% (4)	3.58%	3.24	% (4)
Ratio of net investment loss to average net assets	(2.89	)% (4)	(3.58)%	(3.24	)% (4)
Portfolio turnover rate	0	% (5)	0%	0	% (5)

(1)	The Longboard Alternative Growth Fund Class A shares commenced operations December 9, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.

(5)	Not annualized.

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the
	November 30, 2017		Year Ended	Year Ended	Period Ended
Class I	(Unaudited)		May 31, 2017	May 31, 2016	May 31, 2015 (1)
Net asset value, beginning of period	$8.95		$9.41	$9.67	$10.00
Activity from investment operations:
Net investment loss (2)	(0.13)		(0.30)	(0.29)	(0.06)
Net realized and unrealized gain (loss) on investments	1.46		1.77	0.08	(0.27)
Total from investment operations	1.33		1.47	(0.21)	(0.33)
Less distributions from:
Net investment income	—		(1.93)	(0.05)	—
Total distributions	—		(1.93)	(0.05)	—
Paid in capital from redemption fees	—		—	0.00 (7)	0.00	(7)
Net asset value, end of period	$10.28		$8.95	$9.41	$9.67	(6)
Total return (3)	14.86	% (5)	17.82%	(1.66)%	(3.30	)% (5)
Net assets, at end of period (000s)	$13,169		$12,148	$16,797	$10,488
Ratio of total expenses to average net assets	2.65	% (4)	3.33%	2.99%	2.99	% (4)
Ratio of net investment loss to average net assets	(2.65	)% (4)	(3.33)%	(2.99)%	(2.97	)% (4)
Portfolio turnover rate	0	% (5)	0%	0%	0	% (5)

(1)	The Longboard Alternative Growth Fund Class I shares commenced operations March 20, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.

(5)	Not annualized.

(6)	The NAV and offering price shown above differs from the traded NAV on May 29, 2015 due to financial statement rounding and/or financial statement adjustments.

(7)	Amounts represents less than $0.005 per share.

See accompanying notes to consolidated financial statements.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
November 30, 2017

1.	ORGANIZATION

The Longboard Managed Futures Strategy Fund (“LMFSF”) and Longboard Alternative Growth Fund (“LAGF”), (known as Longboard Long/Short Fund, prior to October 1, 2017) (each a “Fund” and collectively “the Funds”) are a diversified and a non-diversified series, respectively, of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment companies. LMFSF’s investment objective is to seek positive absolute returns. LAGF’s investment objective is to seek long-term capital appreciation. LMFSF Fund commenced operations on June 27, 2012 and LAGF commenced operations on March 20, 2015.

The Funds currently offer Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. LAGF launched Class A shares on December 9, 2015. Class I shares are offered at net asset value without an initial sales charge. Each class represents an interest in the same assets of each respective Fund and classes in each Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares in each respective Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, including commercial paper investments, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign currency contracts are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency contracts in the Consolidated Statements of Operations.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Futures Contracts – The Funds that trade futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The notional value of the derivative instruments outstanding as of November 30, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Swap Agreements – The Funds that invest in swaps are subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

Statements of Operations. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Statements of Operations. The Funds segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The Funds utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of November 30, 2017 for each Funds’ assets and liabilities measured at fair value on a recurring basis:

Longboard Managed Futures Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury	$—	$199,577,486	$—	$199,577,486
Open Future Contracts	16,461,654	—	—	16,461,654
Total	$16,461,654	$199,577,486	$—	$216,039,140

Liabilities *	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$17,036,684	$—	$17,036,684
Total	$—	$17,036,684	$—	$17,036,684

Longboard Alternative Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
Swap Contracts	$—	$256,583	$—	$256,583
Total	$—	$256,583	$—	$256,583

Liabilities *	Level 1	Level 2	Level 3	Total
Open Future Contracts	$1,707,225	$—	$—	$1,707,225
Total	$1,707,225	$—	$—	$1,707,225

There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

Offsetting of Financial Assets and Derivative Assets

The following tables present LMFSF and LAGF derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2017.

LMFSF

Gross Amounts Not Offset in the
Consolidated Statements of Assets
Assets:				& Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts	Consolidated	the Consolidated
	of Recognized	Statements of Assets	Statements of Assets	Financial	Cash Collateral		Net
	Assets	& Liabilities	& Liabilities	Instruments	Received		Amount
Future Contracts	$25,308,220	$—	$25,308,220	$8,846,566	$16,461,654	(1)	$—
Total	$25,308,220	$—	$25,308,220	$8,846,566	$16,461,654		$—

Gross Amounts Not Offset in the
Consolidated Statements of Assets
Liabilities:				& Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts	Consolidated	in the Consolidated
	of Recognized	Statements of Assets	Statements of Assets	Financial	Cash Collateral		Net
Description	Liabilities	& Liabilities	& Liabilities	Instruments	Pledged		Amount
Forward Foreign Currency Contracts	$21,453,072	$—	$21,453,072	$4,416,388	$17,036,684	(1)	$—
Total	$21,453,072	$—	21,453,072	$4,416,388	17,036,684		$—

(1)	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Consolidated Statements of Assets and Liabilities as Cash Deposits with Broker.

LAGF

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Assets Presented in
	of Recognized	Statements of Assets	the Statements of	Financial	Cash Collateral		Net
	Assets	& Liabilities	Assets & Liabilities	Instruments	Received		Amount

Swaps Contracts	$256,583		$256,583	$—	$256,583	(1)	$—
Total	$256,583	$—	$256,583	$—	$256,583		$—

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Liabilities Presented
	of Recognized	Statements of Assets	in the Statements of	Financial	Cash Collateral		Net
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged		Amount
Future Contracts	$1,707,225	$—	$1,707,225	$—	$1,707,225	(1)	$—
Total	$1,707,225	$—	$1,707,225	$—	$1,707,225		$—

(1)	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Statements of Assets and Liabilities as Cash Deposits with Broker.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

Consolidation of Subsidiary – Longboard Fund Limited (LFL) – The Consolidated Financial Statements of LMFSF include the accounts of LFL, which is a wholly-owned and controlled foreign subsidiary. LMFSF consolidates the results of subsidiaries in which LMFSF holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, LMFSF may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as LMFSF’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

LMFSF may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the LMFSF’s investment objectives and policies.

A summary of the LMFSF’s investments in the LFL is as follows:

	Inception Date of	LFL Net Assets at	% of Net Assets at
	LFL	November 30, 2017	November 30, 2017
LFL	8/15/2012	$ 87,238,659	19.06%

For tax purposes, LFL is an exempted Cayman investment company. LFL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, LFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, LFL’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the LMFSF’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to each Fund’s prospectus for a full listing of risks associated with these investments.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

Impact of Derivatives on the Consolidated Statements of Assets and Liabilities:

The following is a summary of the location of derivative investments on LMFSF’s and LAGF’s Consolidated Statements of Assets and Liabilities as of November 30, 2017:

LMFSF

	Asset Derivatives		Liability Derivatives
Contract Type/
	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liabilities Location	Fair Value	Assets and Liabilities Location	Fair Value
Equity Contracts:	Net Unrealized Appreciation on open futures contracts	$19,455,081	Net Unrealized Depreciation on open futures contracts	$(2,851,360)

Commodity contracts:	Net Unrealized Appreciation on open future contracts	4,517,465	Net Unrealized Depreciation on open futures contracts	(4,127,477)

Interest rate contracts:	Net Unrealized Appreciation from open future contracts	1,335,674	Net Unrealized Depreciation from open futures contracts	(1,867,729)

Foreign exchange contracts:	Net Unrealized Depreciation on forward foreign currency exchange contracts	4,416,388	Net Unrealized Depreciation on forward foreign currency exchange contracts	(21,453,072)
		$29,724,608		$(30,299,638)

LAGF

	Asset Derivatives		Liability Derivatives
Contract Type/
	Statements of Assets and Liabilities		Statements of Assets and Liabilities
Primary Risk Exposure	Location	Fair Value	Location	Fair Value
Equity Contracts:	Net Unrealized Depreciation on open futures contracts	$—	Net Unrealized Depreciation on open futures contracts	$1,707,225

Equity Swap Contracts:	Net Unrealized appreciation on swap contracts	256,583	Net Unrealized appreciation on swap contracts	—
		$256,583		$1,707,225

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

Impact of Derivatives on the Consolidated Statements of Operations:

The following is a summary of the location of derivative investments on each Fund’s Consolidated Statements of Operations for the six months ended November 30, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from foreign currency exchange transactions
Net realized gain (loss) from futures contracts
Net change in unrealized appreciation/depreciation from futures contracts
Net change in unrealized appreciation/depreciation from foreign currency exchange transactions
Net change in unrealized appreciation/depreciation from swap contracts

The following is a summary of each Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure serve as indicators of the volume of derivative activity for each Fund for the six months ended November 30, 2017:

LMFSF

Realized gain/(loss) on derivatives recognized in the Consolidated Statements of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2017
Futures Contracts	$(7,143,453)	$—	$38,746,031	$(5,526,255)	$26,076,323
Foreign Currency Exchange Contracts	—	(2,604,562)	—	—	(2,604,562)
Total	$(7,143,453)	$(2,604,562)	$38,746,031	$(5,526,255)	$23,471,761

Net Change in Unrealized appreciation/(depreciation) on derivatives recognized in the Consolidated Statements of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2017
Futures Contracts	$(573,275)	$—	$3,828,997	$1,738,943	$4,994,665
Foreign Currency Transactions	—	(537,015)	—	—	(537,015)
Total	$(573,275)	$(537,015)	$3,828,997	$1,738,943	$4,457,650

LAGF

Realized gain/(loss) on derivatives recognized in the Statements of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2017
Futures Contracts	$—	$—	$(1,359,597)	$—	$(1,359,597)
Swap Contracts	—	—	4,715,463	—	4,715,463
Total	$—	$—	$3,355,866	$—	$3,355,866

Net Change in Unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2017
Futures Contracts	$—	$—	$(1,606,237)	$—	$(1,606,237)
Swap Contracts	—	—	290,668	—	290,668
Total	$—	$—	$(1,315,569)	$—	$(1,315,569)

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2015 for the Longboard Managed Futures Strategy Fund, open tax year 2016 for both Funds or expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities, foreign currencies, and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $0, for both LMFSF and LAGF. All investments held by the Fund throughout the year had maturities or settlement dates of less than one year from the time they were acquired and are considered short term investments.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Longboard Asset Management, LP (the “Funds’ Manager”) serves as the Funds’ Investment Adviser (the “Adviser”).

Pursuant to the Advisory Agreement, LMFSF pays the Adviser a unitary management fee (the Investment Advisory fee) for the services and facilities it provides at the annual rate of 2.99% of the Fund’s average daily net assets up to $250 million and 2.75% on assets greater than $250 million. Pursuant to the Advisory Agreement, as amended October 1, 2017, LAGF pays the Adviser a unitary management fee for the services and facilities it provides at the annual rate of 1.99% of the Fund’s average daily net assets. Prior to October 1, 2017 the LAGF paid the Adviser a unitary management fee for the services and facilities it provided at the annual rate of 2.99% of the Fund’s average daily net assets. The unitary management fee is paid on a monthly basis. During the six months ended November 30, 2017, LMFSF incurred $6,564,985 in advisory fees and LAGF incurred $174,591 in advisory fees.

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

and extraordinary expenses not incurred in the ordinary course of the Funds’ business. The Adviser’s unitary management fee is designed to pay substantially all the Funds’ expenses and to compensate the Adviser for providing services for the Fund.

The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to the Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended November 30, 2017, LMFSF paid $88,628 in 12b-1 fees and LAGF paid $735 in 12b-1 fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class I shares. On the sales of LMFSF Class A shares, for the six months ended November 30, 2017, the Distributor received $1,812 in underwriting commissions, of which $202 was retained by the principal underwriter or other affiliated broker-dealers. On the sales of LAGF Class A shares, for the six months ended November 30, 2017, the Distributor received $97 in underwriting commissions, of which $11 was retained by the principal underwriter or other affiliated broker-dealers. These are not expenses to each Fund, rather, a charge to share sale proceeds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Adviser pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

The Adviser has employed Gemini Hedge Fund Services, LLC (“GHFS”), an affiliate of GFS and the Distributor, to provide administration services. Pursuant to a separate servicing agreement with the GHFS and the Adviser, GHFS receives customary fees from the Advisor.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of each Fund creates presumption of the control of the Funds, under section 2(a)9 of the Act. As of November 30, 2017, Charles Schwab & Co. held 58.90% of the voting securities of LMFSF Class A. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co. are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the periods ended May 31, 2017 and May 31, 2016 was as follows:

	For the period ended May 31, 2017:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Longboard Managed Futures Strategy Fund	$—	$—	$—	$—
Longboard Long/Short Fund	2,477,675	—	—	2,477,675

	For the period ended May 31, 2016:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Longboard Managed Futures Strategy Fund	$38,689,661	$6,280,034	$—	$44,969,695
Longboard Long/Short Fund	99,870	—	—	99,870

As of May 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Longboard Managed Futures Strategy Fund	$—	$—	$—	$(33,245,607)	$(12,201,786)	$1,770,033	$(43,677,360)
Longboard Long/Short Fund	5,730,278	—	(3,363,796)	(3,784,988)	—	—	(1,418,506)

The difference between book basis and tax basis accumulated net investment loss, unrealized appreciation (depreciation) and accumulated net realized loss from investments is primarily attributable to mark-to-market on open 1256 futures contracts, swap contracts and foreign currency contracts, and tax adjustments for a wholly owned subsidiary. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $1,184,557 for the Longboard Managed Futures Strategy Fund.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Longboard Managed Futures Strategy Fund	$—
Longboard Long/Short Fund	3,363,796

At May 31, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
Longboard Managed Futures Strategy Fund	$19,818,866	$13,426,741	$33,245,607
Longboard Long/Short Fund	1,513,995	2,270,993	3,784,988

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, and tax adjustments for realized gains from foreign currency transactions, net operating losses and swap contacts, resulted in reclassification for the tax six months ended May 31, 2017 for the Funds as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
Portfolio	Capital	Income (Loss)	Gains (Loss)
Longboard Managed Futures Strategy Fund	$(6,659,297)	$24,309,301	$(17,650,004)
Longboard Long/Short Fund	(44,819)	8,501,312	(8,456,493)

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has concluded that there have been no subsequent events or transactions requiring adjustment or disclosure in the financial statements.

The Longboard Funds
EXPENSE EXAMPLES (Unaudited)
November 30, 2017

As a shareholder of the Longboard Funds, you incur the ongoing costs of Investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2017 through November 30, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period *	During Period **
Actual	6/1/17	11/30/17	6/1/17-11/30/17	6/1/17-11/30/17
Longboard Managed Futures Strategy Fund - Class A	$ 1,000.00	$ 1,047.90	$16.07	3.13%
Longboard Managed Futures Strategy Fund - Class I	1,000.00	1,049.20	14.79	2.88%
Longboard Alternative Growth Fund - Class A	1,000.00	1,148.40	15.56	2.89%
Longboard Alternative Growth Fund - Class I	1,000.00	1,148.60	14.27	2.65%

Hypothetical (5% return before Expenses)
Longboard Managed Futures Strategy Fund - Class A	$ 1,000.00	$ 1,009.40	$15.77	3.13%
Longboard Managed Futures Strategy Fund - Class I	1,000.00	1,010.61	14.52	2.88%
Longboard Alternative Growth Fund - Class A	1,000.00	1,010.58	14.57	2.89%
Longboard Alternative Growth Fund - Class I	1,000.00	1,011.79	13.36	2.65%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized.

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-294-7540 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-294-7540.

INVESTMENT ADVISOR
Longboard Asset Management, LP
2355 E Camelback Road, Suite 750
Phoenix, Arizona 85016

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/8/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/8/18

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/8/18